EASY ENERGY
                           SUITE 105 - 5348 VEGAS DR.
                               LAS VEGAS, NV 89108
                             TEL: +1 (702) 442-1166

                                                                  April 25, 2008

BY EDGAR

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-7010

Re: Easy Energy, Inc.
    Registration Statement on Form S-1
    Filed April 25, 2007

Dear Sir/Madam,

     We are herewith filing with the Securities and Exchange Commission (the "Commission") an amended Registration Statement on Form S-1/A (the "Amended Registration Statement").

     After filing the S-1 on April 25, 2008 we noticed that we inadvertently omitted the accountant report and consent. Therefore we are filing this amended S-1 to correct this error.

                                  Very truly yours,


                                  Easy Energy Inc.
                                  --------------------------------------
                                  Guy Ofir - President & Director